RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	Oct. 01, 2026	Dec. 31, 2024
508 Fulton Street Property [Member]
Related Party Transaction [Line Items]
Operating lease percentage		25.00%
504-506 Fulton Street [Member]
Related Party Transaction [Line Items]
Monthly rents	$ 34,716
508 Fulton Street [Member]
Related Party Transaction [Line Items]
Monthly rents	$ 5,466